Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of preparation

Basis of preparation

The Group’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decision made by primary users.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at FVTPL, which are measured at fair value.

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the normal course of business. This includes the Group's ability to renew or refinance the bank facilities which are repayable within one year and takes into consideration the realization of investments held by the Group in the event of a working capital shortage.

The directors of the Company have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Accordingly, they continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.

Recent accounting pronouncements

Recent accounting pronouncements not yet adopted

In November 2024, the FASB ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). which enhances the disclosures required for expense disaggregation in the Company’s annual and interim consolidated financial statements. ASU 2024-03 is effective for the Company for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements disclosures.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries for the years ended December 31, 2023, 2024 and 2025. A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group has power over investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each item of other comprehensive income, if any, is attributed to the owners of the parent of the Group (including ordinary shareholders and holders of perpetual securities) and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions among members of the Group are eliminated in full on consolidation.

Non-controlling interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.

Changes in the Group’s interests in existing subsidiaries

Changes in the Group’s interests in existing subsidiaries

Changes in the Group’s interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amount of the non-controlling interests is adjusted to reflect the changes in ownership interest. Any difference between the consideration paid or received and the adjustment to non-controlling interests is recognized directly in equity, attributable to the owners of the Group. No gain or loss is recognized in the statement of operations for such transactions.

When the Group loses control of a subsidiary:

●	The assets (including goodwill, if any), liabilities, and non-controlling interests associated with the subsidiary are derecognized.
●	Any retained interest in the former subsidiary is remeasured at its fair value at the date when control is lost. The resulting remeasurement gain or loss is included in the consolidated statements of operations.
●

A gain or loss is recognized for the difference between:

(i) The aggregate of the consideration received and the fair value of the retained interest, and

(ii) The carrying amount of the assets and liabilities derecognized at the date control is lost.

When a retained interest qualifies as an equity method investment or another financial instrument, it is initially measured at fair value, and subsequent accounting follows the applicable guidance in US GAAP.

Business combinations

Business combinations

A business is an integrated set of activities and assets which includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired processes are considered substantive if they are critical to the ability to continue producing outputs, including an organized workforce with the necessary skills, knowledge, or experience to perform the related processes or they significantly contribute to the ability to continue producing outputs and are considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

Acquisitions of businesses, other than business combination under common control are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

●	deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with relevant guidance;
●	liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with relevant guidance;
●	assets (or disposal groups) that are classified as held for sale are measured in accordance with that standard; and
●	lease liabilities are recognized and measured at the present value of the remaining lease payments as if the acquired leases were new leases at the acquisition date, except for leases for which the lease terms ends within 12 months of the acquisition date. Right-of-use assets are recognized and measured at the same amount as the relevant lease liabilities, adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amount of the identifiable assets acquired and the liabilities assumed as of acquisition date. If, after re-assessment, the net amount of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the relevant subsidiary’s net assets in the event of liquidation are initially measured at fair value.

Business combinations under common control

Business combinations under common control

The Company accounts for the business combination with entities under common control using historical carrying values and under a prospective basis (referred to herein as predecessor accounting) which involves the Company accounting for the combination prospectively from the date on which it occurred. For predecessor accounting:

●	Assets and liabilities of the acquired entity are stated at carrying amounts. Fair value measurement is not required.
●	Income statement reflects the results of the combining parties.
●	No new goodwill arises in predecessor accounting.
●	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is recognized in capital reserve within the unaudited interim condensed consolidated statements of changes in equity.

Investments in joint ventures

Investments in joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Group’s investment in joint ventures are stated in the consolidated statement of financial position at cost and the Group’s share of net assets under the equity method of accounting, less any impairment losses. The financial statements of joint ventures used for equity accounting purposes are prepared using uniform accounting policies as those of the Group for similar transactions and events in similar circumstances. Appropriate adjustments have been made to conform the joint venture’s accounting policies to those of the Group. The Group’s share of the post-acquisition results and other comprehensive income of joint ventures is included in the consolidated statement of profit or loss and other comprehensive income, respectively. Changes in net assets of joint venture other than profit or loss and other comprehensive income are not accounted for unless such changes resulted in changes in ownership interest held by the Group. When the Group’s share of losses of a joint venture exceeds the Group’s interest in that joint venture exceeds the Group’s interest in that joint venture, the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

On acquisition of the investment in a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

Impairments of investments in joint ventures are recognized only if the impairment are other than temporary.

Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. A fair value of investments in joint ventures that is less than its carrying amount may indicate a loss in investments in joint ventures. An impairment loss of investments in joint ventures that is other than a temporary decline is recognized to profit or loss and such impairment loss cannot be reversed subsequently.

When a group entity transacts with a joint venture of the Group, profits and losses resulting from the transactions with the joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the joint venture that are not related to the Group.

Fair value measurement

Fair value measurement

The Group measures its derivative financial instruments, movie income right investments and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	—	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

Impairment of non-financial assets

Long-lived assets with finite lives (property, plant and equipment and finite-lived intangible assets)

The Group reviews the carrying amounts of its long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Group applies a two-step impairment model for these assets:

(i)	The Group first compares the carrying amount of the asset (or asset group) to the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset (or asset group). Long-lived assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group).
(ii)	If the carrying amount of the asset (or asset group) exceeds its estimated future undiscounted cash flows, the asset is considered not recoverable. An impairment loss is then recognized, measured as the amount by which the carrying amount of the asset (or asset group) exceeds its fair value, as determined in accordance with ASC 820.

Indefinite-lived intangible assets

Indefinite-lived intangible assets

Intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired.

The Group may perform an initial qualitative assessment before proceeding with the quantitative impairment test for indefinite-lived intangible assets. If the Group concludes, based on the qualitative assessment, that it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then the Group is not required to perform a quantitative test.

If a quantitative test is required, these are tested individually. An impairment loss is recognized if the fair value of the asset is less than its carrying amount. The impairment loss is measured as the excess of the carrying amount over the fair value.

Corporate assets are allocated to specific asset groups or reporting units for impairment testing when a reasonable and consistent allocation basis exists. If corporate assets cannot be allocated to lower-level asset groups, an additional high-level asset group is identified (which may be at the entity level) and tested for impairment after the related lower-level asset groups have been tested.

In accordance with US GAAP, once an impairment loss is recognized for any non-financial asset (long-lived assets, indefinite-lived intangibles, or goodwill), it establishes a new cost basis for the asset. An impairment loss is not reversed if the fair value of the impaired asset or asset group increases subsequently.

Related parties

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:
(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Property, plant and equipment and depreciation

Property, plant and equipment and depreciation

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on a straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The estimated useful lives for the principal classes of assets are as follows:

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at the end of each financial year.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets

Intangible assets

Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses being their fair value at the date of the revaluation less subsequent accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Intangible assets acquired in a business combination with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Leases

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified on or after the date of initial application or arising from business combinations, the Group evaluates whether the arrangement should be accounted for as a lease at inception, modification, or acquisition date, as applicable. Reassessment only occurs if there is a modification to the terms and conditions of the contract.

Group as a lessee

Allocation of consideration to components to a lease

For contracts that include lease and non-lease components, the Group has elected to apply the practical expedient under ASC 842 to account for the lease component and any related non-lease components as a single lease component. This expedient eliminates the need to allocate consideration between components.

Initial Measurement of Right-of-Use Assets and Lease Liabilities

Initial Measurement of Right-of-Use Assets and Lease Liabilities

For both finance and operating leases, a right-of-use (“ROU”) asset and a lease liability are recognized at the commencement date of the lease.

●	The lease liability is measured at the present value of lease payments to be made over the lease term using the Group’s incremental borrowing rate unless the implicit rate in the lease is readily determinable.
●	The ROU asset is measured at the initial lease liability amount, adjusted for any lease payments made at or before the commencement date, plus initial direct costs incurred, and reduced by any lease incentives received.

Subsequent Measurement

Under finance leases, ROU asset is amortized on a straight-line basis over the shorter of the lease term or the useful life of the underlying asset. Interest expense on the lease liability is recognized using the effective interest method, and both amortization and interest expense are presented in the statement of operations.

Under operating leases, the lease expense is recognized on a straight-line basis over the lease term, comprising the reduction of the lease liability (measured using the effective interest method) and amortization of the ROU asset. The total cost of the lease is presented as a single lease expense in the income statement.

Lease liabilities

Lease liabilities include the present value of the following payments:

●	Fixed lease payments, including in-substance fixed payments, less any lease incentives.
●	Variable payments that depend on an index or rate, initially measured using the index or rate at the commencement date.
●	Payments for purchase options the Group is reasonably certain to exercise, termination option penalties if reasonably certain to terminate, and residual value guarantees expected to be paid. Variable lease payments not based on an index or rate are recognized as an expense in the period in which they are incurred.

The lease term includes the non-cancellable period of the lease and periods covered by options to extend or terminate the lease that the Group is reasonably certain to exercise.

Interest on the lease liability is accrued using the effective interest method. Lease liabilities are remeasured if there is a lease modification, a reassessment of the lease term, or changes in future lease payments resulting from changes in an index, rate, or exercise of an option.

Intangible assets (other than goodwill)

Intangible assets (other than goodwill)

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses being their fair value at the date of the revaluation less subsequent accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Intangible assets acquired in a business combination with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Financial instruments - Investments and other financial assets

Financial instruments - Investments and other financial assets

The Group’s financial assets are classified into financial assets at FVTPL and loans and receivables. The classification depends on nature and purpose of financial assets and is determined at the time of initial recognition.

Financial assets at FVTPL

Equity investments are generally measured at fair value with changes in fair value recognized through profit or loss. Dividends derived from the Group’s ordinary course of business are recognized as revenue when the right to receive payment (the declaration date) has been established.

Financial assets at amortized cost

Financial assets held with the intent to collect contractual cash flows are measured at amortized cost.

Subsequent measurement of these assets is performed using the effective interest method, net of an allowance for credit losses. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount upon initial recognition. Gains and losses are recognized in the consolidated statements of operations when the asset is derecognized, modified, or impaired.

If the Group originates or purchases loans with the specific intent to sell them in the foreseeable future, they are classified as held-for-sale and are measured at the lower of cost or fair value, or carried at fair value if the fair value option is elected.

Derecognition of financial assets

Derecognition of financial assets

Financial assets are derecognized when the Group surrenders control over those assets. The Group has surrendered control over transferred assets only if all the following conditions are met.

●	Legal control: The transferred assets is isolated from the Group, i.e. put legally beyond the reach of the Group.
●	Actual control: (i) the transferee has the right to pledge or exchange the assets (or beneficial interests) that it received; and (ii) no condition both (a) constrains the transferee from taking advantage of its right to pledge or exchange and (b) provides more than a trivial benefit to the Group.
●	Effective control: The Group does not maintain effective control over the transferred financial assets or third party beneficial interests related to those transferred assets.

In derecognizing a transferred financial assets, a gain or loss is recognized based on the difference between the carrying amount of the financial assets of the carrying amount and the sum of the proceeds received for the asset or the participating interest derecognized.

Impairment of financial assets

Impairment of financial assets

The Group utilizes the current expected credit losses (“CECL”) model to determine an allowance that reflects its best estimate of the expected credit losses on accounts receivable, deposits and other receivables which is recorded as a contra-asset to offset the receivables. The CECL model is prepared after considering historical experience, current conditions, and reasonable and supportable economic forecasts to estimate expected credit losses. Accounts receivable, deposits and other receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense.

The Group uses simplified flow rate matrix approach to estimate expected credit losses for the accounts receivable. The allowance for credit loss is estimated for accounts receivable that share similar risk characteristics based on a collective assessment using a combination of measurement models and management judgment. The approach considers factors including historical aging schedule and forward-looking macroeconomic conditions.

The allowance for expected credit loss is disclosed accordingly in the relevant notes.

The CECL model is based on a single measurement approach of full lifetime ECL throughout the life of an instrument.

Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.

Measurement and recognition of CECL

The measurement of CECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The estimation of expected credit losses reflects information about past events, current conditions, and reasonable and supportable forecasts.

Generally, the CECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

CECL for trade receivables from contract with customers are considered on a collective basis taking into consideration past due information and relevant credit information such as forward looking macroeconomic information.

For collective assessment, the Group takes into consideration the following characteristics when formulating the grouping:

●	Past-due status;
●	Nature, size and industry of debtors; and
●	External credit ratings where available.

The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments by adjusting their carrying amount, with the exception of trade receivables from contracts with customers where the corresponding adjustment is recognized through a loss allowance account.

Financial liabilities

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or at FVTPL, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of financial liabilities at amortized cost, net of directly attributable transaction costs. Transaction costs directly attributable to the acquisition of financial liabilities at FVTPL are recognized immediately in profit or loss.

The Group’s financial liabilities include accounts payable, other payables and accruals, amounts due to non-controlling shareholders of subsidiaries and bank borrowings.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at amortized cost

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.

Derecognition of financial liabilities

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or canceled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.

Derivative financial instruments

Derivative financial instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Classification as debt or equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Perpetual instruments, which include no contractual obligation for the Group to deliver cash or other financial assets or the Group has the sole discretion to defer payment of distribution and redemption of principal amount indefinitely are classified as equity instruments.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancelation of the Company’s own equity instruments.

Warrant instruments

Warrants that meet the criteria for classification as equity are recorded as a component of equity at the time of issuance, with no subsequent remeasurement required. Direct and incremental transaction costs related to the issuance of equity-classified warrants are recorded as a reduction to additional paid-in capital. Upon exercise, the carrying amount of the warrants is reclassified to additional paid-in capital, and no gain or loss is recognized. If warrants expire unexercised, the carrying amount remains in equity.

Shares of the subsidiary subject to possible redemption

The Class A shares issued by TGE Value Creative Solutions Corp (“TGE SPAC”), the non-wholly owned subsidiary of the Company, during the year ended December 31, 2025 (the “SPAC Public Shares”) contain a redemption feature which allows for the redemption of such SPAC Public Shares in connection with the TGE SPAC’s liquidation, or if there is a shareholder vote or tender offer in connection with the TGE SPAC’s initial business combination. In accordance with ASC 480-10-S99, the Company classifies SPAC Public Shares subject to possible redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company/TGE SPAC. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the TGE SPAC’s initial public offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit.

Provisions

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.

Income tax

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Revenue recognition

Revenue recognition

The Group recognizes revenue in accordance with ASC 606. The core principle of ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve this core principle, the Group applies the following five-step model:

1.	Identify the contract with a customer: A contract exists when it has approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance, and collectability of consideration is probable.
2.	Identify the performance obligations in the contract: A performance obligation is a promise in a contract to transfer a distinct good or service to the customer.
3.	Determine the transaction price: The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (e.g., sales taxes). The transaction price includes estimates of variable consideration, if any, to the extent that it is probable a significant reversal of revenue will not occur.
4.	Allocate the transaction price to the performance obligations in the contract: If a contract contains more than one performance obligation, the Group allocates the transaction price to each performance obligation based on its relative standalone selling price.
5.	Recognize revenue when (or as) the Group satisfies a performance obligation: Revenue is recognized when control of the promised goods or services is transferred to the customer, which can occur over time or at a point in time.

Digital solutions services

(i)	Insurance brokerage services

The Group earns commission income by facilitating the arrangement between insurance company partners and individuals/businesses. The service promised to the customer is placement of an effective insurance or reinsurance policy. Commission revenue is usually a percentage of the premium received by the insurer and generally depends upon the type of insurance or reinsurance policy and the insurance company partner. Revenue is recognized at a point in time upon execution and effectiveness of insurance contracts. The Group allows a credit period up to 15 days to its customers.

(ii)	Other digital solutions services

The Group provides its corporate clients exclusive access to the membership program for a fixed membership fee negotiated on case by case basis and agreed upon entering the contract with each customer. Other digital solutions services provides its members networking opportunities with prestigious corporate members, prominent business executives and partners. Contract terms of contracts entered generally ranged from 1 to 3 years. Revenue from such service is recognized over time as the customers simultaneously receive and consume the service provided by the Group.

Media advertising and marketing services

Media advertising and marketing services income is composed of fashion, arts and luxury magazines and advertising service income and fashion, arts and luxury media licensing and marketing services income. The Group distributes fashion, arts and luxury publications. The Group also provides advertising services on fashion, arts and luxury magazines to the customers. Revenue is recognized at a point in time when control of the goods has transferred to the customers or upon the edition in which the advertisement is displayed. The Group also provides fashion, arts and luxury media licensing and marketing services to its customers on its multimedia channels. The Group recognizes revenues from such services over time based on the contract term. The Group allows a credit period up to 90 days to its customers.

Hotel operations, hospitality and VIP services

The Group provides accommodations and other ancillary services to hotel guests. Revenue of hotel operations, hospitality and VIP services are recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation, as the hotel guest simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs.

Revenue from other sources

Fair value changes on financial assets at FVTPL and derivative financial assets are recognized in the period in which they arise. Gain/loss recognized during the current period is recognized as gain/loss related to disposed investments, whereas gain/loss recognized for those financial assets at FVTPL and derivative financial assets held at the end of the reporting period is recognized as net fair value changes on financial assets at FVTPL and net fair value changes on derivative financial assets.

Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Dividend income and gain related to disposed financial assets at FVTPL and net fair value changes on financial assets at FVTPL which are derived from the Group’s ordinary course of business are presented as revenue taken into consideration of the Group’s business model, which includes active capital allocation to financial assets, the extent to which investment activities are a core component of performance evaluation by management; and the manner in which returns are generated and managed on a fair value basis.

Contract liabilities

Contract liabilities

A contract liability is recognized when the payment is made and received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

For certain customers, the Company requires upfront payment and recorded such upfront fee as contract liabilities in other payables and accruals. Upfront fee is recognized as revenue based on the time elapsed for the service period.

Employee benefits

Employee benefits

Retirement benefit costs

Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

Short-term employee benefits

Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense.

Share-based payments

Share-based payments

Equity-settled share-based payments transactions

Restricted ordinary shares granted to employees

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.

The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market vesting conditions is expensed on a straight-line basis over the vesting period.

When the restricted ordinary shares are vested, the amount previously recognized in share-based payment reserve will be transferred to share premium.

Foreign currencies

Foreign currencies

These financial statements are presented in US$. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in an exchange reserve (attributed to non-controlling interests as appropriate).

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation of which the retained interest becomes a financial asset), all of the exchange differences accumulated in a foreign exchange translation reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

In addition, in relation to a partial disposal of a subsidiary that includes a foreign operation that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences is reclassified to profit or loss.